Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of Initial Fixed $100
	Summary		Compensation	Compensation	Investment Based on:
	Compensation	Compensation	Table Total	Actually Paid	Total	Peer Group
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Total Shareholder	Net Income	Total Revenues
Year	for PEO ($)	to PEO ($)(1)	NEOs ($)	NEOs ($)(1)	Return ($)	Return ($)(2)	($)	($)(3)
2024	14,663,742	18,680,784	4,600,098	6,662,641	188.27	93.49	(260,602)	130,126
2023	7,230,457	19,005,711	1,974,174	4,813,432	154.61	94.03	(184,678)	77,428
2022	3,325,758	24,142,912	1,110,455	4,805,393	97.94	89.90	(181,119)	23,638
2021	6,458,360	(10,017,699)	2,069,493	(775,040)	33.57	100.02	(69,612)	3,154
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described in Note 2 below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2023	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2022	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2021	David P. Meeker	Hunter C. Smith, Murray Stewart, Jennifer Lee, Yann Mazabraud and Joseph Shulman

The 2024 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024
		Average for
	PEO	Other NEO’s
Summary Compensation Table Total	14,663,742	4,600,098
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(13,167,070)	(3,661,679)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	14,814,603	5,167,345
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	1,446,713	369,568
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,068,264	620,657
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(805,993)	112,541
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End (a)	(1,339,475)	(545,891)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date (b)	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans (c)	—	—
Compensation Actually Paid	18,680,784	6,662,641
(a)	During FY 2024, certain PSUs issued to PEOs and NEOs in 2021 were forfeited due to non-fulfillment of performance standards. Additionally, Yann Mazabraud’s unvested RSUs were forfeited.
(b)	No Dividends or Other Earnings were paid during the years presented above prior to Vesting Dates.
(c)	The pensions adjustment is not applicable for the years presented above.

Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs and PSUs are valued based on the closing stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.

(2)For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index (the “Peer Group”). The dollar amounts reported represent the amount of net loss reflected in the Company's audited financial statements for the applicable fiscal year.
(3)	Revenue is the Company’s selected GAAP measure.

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described in Note 2 below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2023	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2022	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2021	David P. Meeker	Hunter C. Smith, Murray Stewart, Jennifer Lee, Yann Mazabraud and Joseph Shulman

Peer Group Issuers, Footnote
(2)For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Biotechnology Index (the “Peer Group”). The dollar amounts reported represent the amount of net loss reflected in the Company's audited financial statements for the applicable fiscal year.

PEO Total Compensation Amount	$ 14,663,742	$ 7,230,457	$ 3,325,758	$ 6,458,360
PEO Actually Paid Compensation Amount	$ 18,680,784	19,005,711	24,142,912	(10,017,699)
Adjustment To PEO Compensation, Footnote

The 2024 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024
		Average for
	PEO	Other NEO’s
Summary Compensation Table Total	14,663,742	4,600,098
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(13,167,070)	(3,661,679)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	14,814,603	5,167,345
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	1,446,713	369,568
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,068,264	620,657
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(805,993)	112,541
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End (a)	(1,339,475)	(545,891)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date (b)	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans (c)	—	—
Compensation Actually Paid	18,680,784	6,662,641
(a)	During FY 2024, certain PSUs issued to PEOs and NEOs in 2021 were forfeited due to non-fulfillment of performance standards. Additionally, Yann Mazabraud’s unvested RSUs were forfeited.
(b)	No Dividends or Other Earnings were paid during the years presented above prior to Vesting Dates.
(c)	The pensions adjustment is not applicable for the years presented above.

Non-PEO NEO Average Total Compensation Amount	$ 4,600,098	1,974,174	1,110,455	2,069,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,662,641	4,813,432	4,805,393	(775,040)
Adjustment to Non-PEO NEO Compensation Footnote

The 2024 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2024
		Average for
	PEO	Other NEO’s
Summary Compensation Table Total	14,663,742	4,600,098
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(13,167,070)	(3,661,679)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	14,814,603	5,167,345
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	1,446,713	369,568
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,068,264	620,657
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(805,993)	112,541
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End (a)	(1,339,475)	(545,891)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date (b)	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans (c)	—	—
Compensation Actually Paid	18,680,784	6,662,641
(a)	During FY 2024, certain PSUs issued to PEOs and NEOs in 2021 were forfeited due to non-fulfillment of performance standards. Additionally, Yann Mazabraud’s unvested RSUs were forfeited.
(b)	No Dividends or Other Earnings were paid during the years presented above prior to Vesting Dates.
(c)	The pensions adjustment is not applicable for the years presented above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

●	Total revenues;
●	Total shareholders return; and
●	Cash used in operations.

Total Shareholder Return Amount	$ 188.27	154.61	97.94	33.57
Peer Group Total Shareholder Return Amount	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (260,602)	$ (184,678)	$ (181,119)	$ (69,612)
Company Selected Measure Amount	130,126	77,428	23,638	3,154
PEO Name	David P. Meeker
Equity Awards Adjustments, Footnote

Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs and PSUs are valued based on the closing stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.

Measure:: 1
Pay vs Performance Disclosure
Name	Total revenues
Non-GAAP Measure Description
(3)	Revenue is the Company’s selected GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Total shareholders return
Measure:: 3
Pay vs Performance Disclosure
Name	Cash used in operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,167,070)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,814,603
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,068,264
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,446,713
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,993)
PEO | Equity Award Adjustment, Deduction in Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,339,475)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,661,679)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,167,345
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	620,657
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369,568
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,541
Non-PEO NEO | Equity Award Adjustment, Deduction in Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (545,891)